DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Schedule of discontinued operations
	(in thousands)
	Three Months Ended June 30,	Six Months Ended June 30,
	2022	2022
Total Revenues	$1,948	$6,833
Cost of Goods Sold	1,549	3,648
Gross Profit	399	3,185

Selling, General & Administrative Expenses	1,137	3,608
Gain on Sale of Assets	(2,047)	(3,728)
Income from Operations	1,309	3,305

Interest Expense	(6)	(6)
Other Income	21	50
Income from Discontinued Operations Before Provision for Income Taxes	1,324	3,349

Income Tax Expense	95	-
Income from Discontinued Operations	$1,419	$3,349

Income from Discontinued Operations per Common Share Attributable to Unrivaled Brands, Inc. Common Stockholders - Basic And Diluted	$-	$0.01

	(in thousands)
	Year Ended
	December 31, 2022	December 31, 2021
Total Revenues	$9,257	$18,453
Cost of Goods Sold	5,299	12,292

Gross Profit	3,958	6,161

Selling, General and Administrative Expenses	4,532	8,466
Loss (Gain) on Sale of Assets	(4,752)	(6,583)

Income (Loss) from Operations	$4,178	$4,278

Interest Expense	(11)	(977)
Other Income	27	7,806

Income (Loss) from Discontinued Operations Before Provision for Income Taxes	$4,194	$11,107
Provision for Income Tax for Discontinued Operations	—	(917)
Net Income (Loss) from Discontinued Operations, Net of Taxes	$4,194	$10,190

Income (Loss) from Discontinued Operations per Common Share Attributable to Unrivaled Brands, Inc. Common Stockholders - Basic And Diluted	$0.01	$0.03

Schedule of major classes of assets and liabilities
(in thousands)
December 31, 2021
Cash	$1,735
Accounts Receivable, Net	2,216
Inventory	2,358
Prepaid Expenses and Other Assets	98
Property, Equipment and Leasehold Improvements, Net	18,225
Intangible Assets, Net	—
Goodwill	—
Other Assets	811
Assets of Discontinued Operations	$25,443

Accounts Payable and Accrued Expenses	$2,834
Notes Payable	299
Income Tax Payable	917
Long-Term Lease Liabilities	591
Liabilities of Discontinued Operations	$4,641